FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

				Gross
			Amortized	Holding
	Trading Securities	Level	Cost	Gain	Fair Value
June 30, 2021	Mutual Fund	1	$80,120,809	$—	$80,120,809